Severance And Retirement Plans (Schedule Of Reconciliation Of Beginning And Ending Balances Of The Benefit Obligations) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation , beginning of year	$ 39,494,000	¥ 3,246,000,000	¥ 3,902,000,000
Change in benefit obligation: Service cost	1,606,000	132,000,000	254,000,000	210,000,000
Change in benefit obligation: Interest cost	183,000	15,000,000	33,000,000	25,000,000
Change in benefit obligation: Actuarial loss			25,000,000
Change in benefit obligation: Benefits paid	(17,107,000)	(1,406,000,000)	(167,000,000)
Change in benefit obligation: Effects of transitions to defined contribution plans	(21,402,000)	(1,759,000,000)
Change in benefit obligation: Curtailments and settlement	(2,774,000)	(228,000,000)	(801,000,000)
Benefit obligation, end of year			3,246,000,000	3,902,000,000
Fair value of plan assets, beginning of year	17,070,000	1,403,000,000	2,237,000,000
Change in plan assets: Actual return on plan assets	170,000	14,000,000	(49,000,000)
Change in plan assets: Employer contribution	1,217,000	100,000,000	199,000,000
Change in plan assets: Benefits paid	(5,925,000)	(487,000,000)	(74,000,000)
Change in plan assets: Pension assets refunding cost			(3,000,000)
Change in plan assets: Effects of transitions to defined contribution plans	(12,301,000)	(1,011,000,000)
Change in plan assets: Curtailments and settlements	(231,000)	(19,000,000)	(907,000,000)
Fair value of plan assets, end of year			1,403,000,000	2,237,000,000
Funded status, end of year			(1,843,000,000)
Other current liabilities			(34,000,000)
Accrued pension and severance costs			(1,809,000,000)
Net amount recognized			¥ (1,843,000,000)